SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
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SUBSEQUENT EVENTS
18.	SUBSEQUENT EVENTS
Subsequent to December 31, 2021, 94,227 stock options were granted, and 125,000 stock options exercised for gross proceeds of $350.